SUPPLEMENTAL CASH FLOW INFORMATION - Changes in Liabilities arising from Financing Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Balance at beginning of year	$ 10,866	$ 3,265
Cash flows	11,378	4,568
Non-cash changes:
Acquisitions / (dispositions) of subsidiaries	357	3,258
Foreign currency translation	(9)	(299)
Fair value	(19)	43
Held for sale	(305)	0
Other changes	131	31
Balance at end of year	$ 22,399	$ 10,866